Sales Revenues - Summary of Sales Revenues (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Disclosure Of Net Sales [line items]
Sales revenues	$ 23,407	$ 20,823	$ 46,365	$ 42,560
Domestic Market [Member]
Disclosure Of Net Sales [line items]
Sales revenues	17,769	16,489	34,824	33,301
Domestic Market [Member] | Breakage [member]
Disclosure Of Net Sales [line items]
Sales revenues	130		362
Domestic Market [Member] | Natural Gas [member]
Disclosure Of Net Sales [line items]
Sales revenues	1,326	1,279	2,615	2,357
Domestic Market [Member] | Ethanol Nitrogen Products and Renewables [Member]
Disclosure Of Net Sales [line items]
Sales revenues	459	874	987	1,773
Domestic Market [Member] | Electricity [member]
Disclosure Of Net Sales [line items]
Sales revenues	521	744	875	1,242
Domestic Market [Member] | Services and others [member]
Disclosure Of Net Sales [line items]
Sales revenues	172	208	478	426
Domestic Market [Member] | Oil Products [Member]
Disclosure Of Net Sales [line items]
Sales revenues	15,161	13,384	29,507	27,503
Domestic Market [Member] | Oil Products [Member] | Diesel member
Disclosure Of Net Sales [line items]
Sales revenues	7,055	5,948	13,289	12,055
Domestic Market [Member] | Oil Products [Member] | Diesel subsidy [member]
Disclosure Of Net Sales [line items]
Sales revenues	149		149
Domestic Market [Member] | Oil Products [Member] | Automotive Gasoline [Member]
Disclosure Of Net Sales [line items]
Sales revenues	4,150	4,050	8,253	8,418
Domestic Market [Member] | Oil Products [Member] | Jet Fuel [Member]
Disclosure Of Net Sales [line items]
Sales revenues	902	708	1,841	1,484
Domestic Market [Member] | Oil Products [Member] | Liquefied Petroleum Gas [Member]
Disclosure Of Net Sales [line items]
Sales revenues	1,120	911	2,276	1,748
Domestic Market [Member] | Oil Products [Member] | Naphtha [Member]
Disclosure Of Net Sales [line items]
Sales revenues	543	582	1,115	1,422
Domestic Market [Member] | Oil Products [Member] | Fuel Oi lIncluding Bunker Fuel [Member]
Disclosure Of Net Sales [line items]
Sales revenues	244	273	551	588
Domestic Market [Member] | Oil Products [Member] | Other Oil Products [Member]
Disclosure Of Net Sales [line items]
Sales revenues	998	912	2,033	1,788
Foreign Market [Member]
Disclosure Of Net Sales [line items]
Sales revenues	5,638	4,334	11,541	9,259
Foreign Market [Member] | Exports [Member]
Disclosure Of Net Sales [line items]
Sales revenues	3,981	3,067	8,152	6,748
Foreign Market [Member] | Sales Abroad [Member]
Disclosure Of Net Sales [line items]
Sales revenues	$ 1,657	$ 1,267	$ 3,389	$ 2,511